Other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Other receivables

	As of December 31,
(SEK in thousands)	2025	2024
Value Added Tax receivables	34,485	17,360
Receivables from suppliers	22,176	40,263
Income tax receivable	3,781	-
Other	16,323	4,202
Total other receivables	76,764	61,824